Subsequent events - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	Jun. 16, 2026 USD ($)	Apr. 18, 2026 $ / shares	Apr. 01, 2026 INR (₨)	Mar. 31, 2025 ₨ / shares	Mar. 31, 2024 ₨ / shares
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | ₨ / shares				₨ 11	₨ 9.75
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares		$ 13
Dividends Payable | ₨			₨ 200,113.8
Debt Instrument, Face Amount | $	$ 750
Debt Instrument, Interest Rate, Stated Percentage	5.067%
Debt Instrument, Maturity Date	Jun. 24, 2031